Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash (Note 6)	$ 7,406	$ 13,068
Prepaid expenses	9,236	8,589
Due from Forum Energy Limited (Note 7)	0	423,020
Total Current assets	16,642	444,677
Non-current assets
Investment in Forum Energy Limited (Note 7)	2,461,931	1,835,111
Assets	2,478,573	2,279,788
Current liabilities
Trade and accrued payables	17,049	15,362
Short term loan (Note 9)	678,155	289,262
Total Current liabilities	695,204	304,624
Shareholders' Equity
Share capital (Note 8)	17,620,625	17,620,625
Contributed surplus (Note 8)	3,058,063	3,058,063
Deficit	(18,895,319)	(18,703,524)
Total Stockholders equity	1,783,369	1,975,164
Total Liabilities and stockholder equity	$ 2,478,573	$ 2,279,788